Fair Value Measurements - Summary of Company's Assets and Liabilities Measured Fair Value on Recurring Basis (Details) - Fair Value on Recurring Basis - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	$ 41,339	$ 44,894
Total liabilities, measured at fair value	9,507	163,340
Earnout Share Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value	9,507
Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		14,711
Pay-to-Play Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		15,942
2023 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		132,687
U.S. Government Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	30,883	30,580
U.S. Government money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	5,336	9,247
Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	5,120	5,067
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	41,339	44,894
Level 1 | U.S. Government Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	30,883	30,580
Level 1 | U.S. Government money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	5,336	9,247
Level 1 | Mutual Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets, measured at fair value	5,120	5,067
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value	9,507	163,340
Level 3 | Earnout Share Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value	$ 9,507
Level 3 | Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		14,711
Level 3 | Pay-to-Play Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		15,942
Level 3 | 2023 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities, measured at fair value		$ 132,687